BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended
Mar. 31, 2023
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Basis of Consolidation
Statement of Compliance — The accompanying interim condensed consolidated financial statements have been prepared by management of the Company in accordance with the rules and regulations of the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual consolidated financial statements prepared in accordance with IFRS as issued by the IASB and should be read in conjunction with the Company’s annual consolidated financial statements, included in GLOBALFOUNDRIES' Annual Report on Form 20-F for the year ended December 31, 2022.

The interim condensed consolidated financial statements were authorized by the Audit, Risk and Compliance Committee of GLOBALFOUNDRIES’ Board of Directors on May 16, 2023, to be issued and subsequent events have been evaluated for their potential effect on the interim condensed consolidated financial statements through May 18, 2022.

Significant Accounting Judgments, Estimates and Assumptions — The preparation of financial statements in accordance with International Accounting Standards (“IAS”) 34, Interim Financial Reporting, requires the use of certain critical accounting estimates. It also requires management to exercise judgment in applying the Company’s accounting policies. In the opinion of management, all adjustments, consisting solely of normal recurring adjustments necessary for a fair presentation of the financial information for the periods indicated, have been included. The results for the three months ended March 31, 2023 are not necessarily indicative of the results that may be expected for the year ending December 31, 2023.

Significant Accounting Policies — Except as set forth below, the accounting policies (including accounting judgements, estimates and assumptions) adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Company's annual audited consolidated financial statements contained in our Annual Report on Form 20-F for the year ended December 31, 2022.

Property, Plant, and Equipment	We periodically assess the estimated useful lives of property, plant and equipment. As a result of a review completed in April 2023, the Company concluded the estimated maximum useful life of buildings should be increased from 26 years to 50 years. This change in estimate was applied prospectively, effective beginning in the first quarter of 2023. The Company determined that the change in estimated maximum useful lives of buildings did not have a material impact on the financial statements as of and for the three months ended March 31, 2023.
Recent Accounting Pronouncements, Adopted	Recent Accounting Pronouncements, Adopted:Amendments to IFRS 9, IAS 39, IFRS 7 and IFRS 16 Interest Rate Benchmark Reform (“IBOR reform”)
Earnings Per Share	Basic earnings per share ("EPS") is based upon the weighted average number of common shares outstanding during the period. Diluted earnings per share is based upon the weighted average number of common shares outstanding during the period assuming the issuance of common shares for all potentially dilutive common shares outstanding.